Biological Assets - Narrative (Details) kg in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2025 CAD ($) kg $ / plant $ / g	Mar. 31, 2024 CAD ($) $ / plant $ / g kg
Disclosure of information about agricultural produce [line items]
Biological assets expensed to cost of goods sold | $	$ 58.0	$ 39.2
Fair value adjustments on biological assets sold | $	$ 9.8	$ 8.1
Indoor cannabis production facilities
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per plant) | $ / g	3.62	3.76
Stage of completion, percentage	44.00%	49.00%
Plant propagation production facilities
Disclosure of information about agricultural produce [line items]
Weighted average fair value less cost to complete and cost to sell (in CAD per plant) | $ / plant	3.77	2.87
Dried cannabis
Disclosure of information about agricultural produce [line items]
Biological assets produced (in grams) | kg	48,112	44,096
Outdoor cannabis production facilities
Disclosure of information about agricultural produce [line items]
Biological assets produced (in grams) | kg	7,681	14,683